Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Additional Financial Information
Consolidated Balance Sheets [Table Text Block]
	December 31,
Consolidated Balance Sheets	2016	2015
Current customer fulfillment costs (included in Other current assets)	$3,398	$2,923
Accounts payable and accrued liabilities:
Accounts payable	$22,027	$21,047
Accrued payroll and commissions	2,450	2,629
Current portion of employee benefit obligation	1,644	1,766
Accrued interest	2,023	1,974
Other	2,994	2,956
Total accounts payable and accrued liabilities	$31,138	$30,372

Consolidated Statements Of Income [Table Text Block]
Consolidated Statements of Income	2016	2015	2014
Advertising expense	$3,768	$3,632	$3,272
Interest expense incurred	$5,802	$4,917	$3,847
Capitalized interest	(892)	(797)	(234)
Total interest expense	$4,910	$4,120	$3,613

Consolidated Statements Of Cash Flows [Table Text Block]
Consolidated Statements of Cash Flows	2016	2015	2014
Cash paid during the year for:
Interest	$5,696	$4,822	$4,099
Income taxes, net of refunds	3,721	1,851	1,532